Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2015
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

17. Operating Revenue by Geographic Location

        Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2015	2014	2013
Australia—Asia	$410,827	$389,098	$413,662
Europe	157,109	162,993	174,455

Total Revenue	$567,936	$552,091	$588,117